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                                                           FILE NUMBER 028-00568


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

           Report for the Calendar Year or Quarter Ended June 30, 2002
                       If amended report check here: _____




Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of August, 2002.



                                             By: /s/ William M Lane
                                                 -------------------------------
                                                 William M Lane, Vice President
                                                 for Robert E. Torray & Co. Inc.



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June 30, 2002                             Form 13F - Robert E. Torray & Co. Inc.

                 Item 1                     Item 2      Item 3          Item 4          Item 5                   Item 6

                                                                                                                 Invest
                                            Title        CUSIP       Fair Market        Total       --------------------------------
Name of Issuer                             of Class     Number          Value           Shares       (a)Sole    (b)Shared   (c)Other
--------------                             --------     ------          -----           ------       -------    ---------   --------
Abbott Laboratories                         common     002824100      84,140,220       2,234,800         X
                                                                      23,252,640         617,600         X
Agilent Technologies Inc.                   common     00846U101      35,728,055       1,510,700         X
                                                                      11,472,615         485,100         X
American Express Company                    common     025816109      59,121,696       1,627,800         X
                                                                      18,664,848         513,900         X
American International Group                common     026874107      60,958,047         893,420         X
                                                                      18,770,073         275,100         X
Amgen Inc.                                  common     031162100      23,921,856         571,200         X
                                                                       6,684,048         159,600         X
Automatic Data Processing Inc.              common     053015103      62,685,870       1,439,400         X
                                                                      17,123,860         393,200         X
Bank of America Corporation                 common     060505104      51,658,312         734,200         X
                                                                      15,619,920         222,000         X
Bank One Corporation                        common     06423A103      74,462,032       1,935,084         X
                                                                      22,889,405         594,839         X
Boston Scientific Corporation               common     101137107     138,000,444       4,706,700         X
                                                                      35,705,896       1,217,800         X
Bristol-Myers Squibb Company                common     110122108      55,578,049       2,162,570         X
                                                                      14,939,410         581,300         X
Citigroup, Inc.                             common     172967101         562,146          14,507         X

Clear Channel Communications                common     184502102      59,983,066       1,873,300         X
                                                                      16,909,762         528,100         X
Disney (Walt) Company                       common     254687106      56,824,740       3,006,600         X
                                                                      14,823,270         784,300         X
EMC Corporation                             common     268648102      21,615,650       2,863,000         X
                                                                       6,067,180         803,600         X
Echostar Communications Corporation         common     278762109      20,089,344       1,082,400         X
                                                                       5,519,744         297,400         X
Emerson Electric Company                    common     291011104      41,628,105         777,950         X
                                                                      13,088,546         244,600         X
Franklin Resources, Inc.                    common     354613101      87,448,670       2,050,860         X
                                                                      20,126,080         472,000         X
Gannett Company Inc.                        common     364730101      71,133,480         937,200         X
                                                                      19,916,160         262,400         X
Hughes Electronics Corporation              common     370442832      62,831,600       6,041,500         X
                                                                      16,883,360       1,623,400         X
Gillette Company, The                       common     375766102      65,054,109       1,920,700         X
                                                                      15,583,587         460,100         X
Hewlett-Packard Company                     common     428236103      49,455,248       3,236,600         X
                                                                      14,482,384         947,800         X
Honeywell International Inc.                common     438516106      79,091,350       2,245,000         X
                                                                      21,310,627         604,900         X
Illinois Tool Works                         common     452308109     127,772,225       1,870,750         X
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June 30, 2002                             Form 13F - Robert E. Torray & Co. Inc.

                 Item 1                        Item 7                          Item 8

                                                                    Voting Authority
                                                        -------------------------------------------
Name of Issuer                               Managers     (a) Sole     (b) Shared         (c)None
--------------                               --------     --------     ----------           -------
Abbott Laboratories                              All      2,234,800
                                                 All                                        617,600
Agilent Technologies Inc.                        All      1,510,700
                                                 All                                        485,100
American Express Company                         All      1,627,800
                                                 All                                        513,900
American International Group                     All        893,420
                                                 All                                        275,100
Amgen Inc.                                       All        571,200
                                                 All                                        159,600
Automatic Data Processing Inc.                   All      1,439,400
                                                 All                                        393,200
Bank of America Corporation                      All        734,200
                                                 All                                        222,000
Bank One Corporation                             All      1,935,084
                                                 All                                        594,839
Boston Scientific Corporation                    All      4,706,700
                                                 All                                      1,217,800
Bristol-Myers Squibb Company                     All      2,162,570
                                                 All                                        581,300
Citigroup, Inc.                                  All         14,507

Clear Channel Communications                     All      1,873,300
                                                 All                                        528,100
Disney (Walt) Company                            All      3,006,600
                                                 All                                        784,300
EMC Corporation                                  All      2,863,000
                                                 All                                        803,600
Echostar Communications Corporation              All      1,082,400
                                                 All                                        297,400
Emerson Electric Company                         All        777,950
                                                 All                                        244,600
Franklin Resources, Inc.                         All      2,050,860
                                                 All                                        472,000
Gannett Company Inc.                             All        937,200
                                                 All                                        262,400
Hughes Electronics Corporation                   All      6,041,500
                                                 All                                      1,623,400
Gillette Company, The                            All      1,920,700
                                                 All                                        460,100
Hewlett-Packard Company                          All      3,236,600
                                                 All                                        947,800
Honeywell International Inc.                     All      2,245,000
                                                 All                                        604,900
Illinois Tool Works                              All      1,870,750
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June 30, 2002                             Form 13F - Robert E. Torray & Co. Inc.

                 Item 1                     Item 2      Item 3          Item 4          Item 5                   Item 6

                                                                                                                 Invest
                                            Title        CUSIP       Fair Market        Total       --------------------------------
Name of Issuer                             of Class     Number          Value           Shares       (a)Sole    (b)Shared   (c)Other
--------------                             --------     ------          -----           ------       -------    ---------   --------
                                                                      35,645,770         521,900         X
Intel Corporation                           common     458140100      14,961,303         818,900         X
                                                                       4,196,619         229,700         X
I B M Corporation                           common     459200101      29,570,400         410,700         X
                                                                       7,704,000         107,000         X
Interpublic Group of Companies              common     460690100      92,986,180       3,755,500         X
                                                                      25,205,680       1,018,000         X
J.P. Morgan Chase & Co.                     common     46625H100      80,217,070       2,364,890         X
                                                                      19,884,582         586,220         X
Johnson & Johnson                           common     478160104      82,095,234       1,570,900         X
                                                                      23,642,424         452,400         X
Kimberly-Clark Corporation                  common     494368103     114,083,100       1,840,050         X
                                                                      30,584,724         493,302         X
Markel Corporation                          common     570535104      81,764,259         415,047         X
                                                                      15,182,002          77,066         X
Merck & Co., Inc.                           common     589331107      57,982,800       1,145,000         X
                                                                      18,210,144         359,600         X
Oracle Corporation                          common     68389X105      25,626,767       2,706,100         X
                                                                       7,230,345         763,500         X
Pfizer Inc.                                 common     717081103      56,269,325       1,607,695         X
                                                                      15,848,000         452,800         X
Procter & Gamble Company                    common     742718109      75,860,350         849,500         X
                                                                      21,923,150         245,500         X
Sun MicroSystems Inc.                       common     866810104      17,459,349       3,484,900         X
                                                                       4,924,830         983,000         X
Tribune Company                             common     896047107     111,320,850       2,559,100         X
                                                                      30,141,150         692,900         X
United Technologies Corporation             common     913017109     108,650,864       1,600,160         X
                                                                      31,118,570         458,300         X
Wyeth                                       common     983024100      55,979,520       1,093,350         X
                                                                      12,764,160         249,300         X

                                                                  ---------------
Total                                                              3,048,611,250
                                                                  ===============


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June 30, 2002                             Form 13F - Robert E. Torray & Co. Inc.

                 Item 1                        Item 7                          Item 8

                                                                     Voting Authority
                                                        -------------------------------------------
Name of Issuer                               Managers     (a) Sole     (b) Shared         (c)None
--------------                               --------     --------     ----------         ---------
                                                 All                                        521,900
Intel Corporation                                All        818,900
                                                 All                                        229,700
I B M Corporation                                All        410,700
                                                 All                                        107,000
Interpublic Group of Companies                   All      3,755,500
                                                 All                                      1,018,000
J.P. Morgan Chase & Co.                          All      2,364,890
                                                 All                                        586,220
Johnson & Johnson                                All      1,570,900
                                                 All                                        452,400
Kimberly-Clark Corporation                       All      1,840,050
                                                 All                                        493,302
Markel Corporation                               All        415,047
                                                 All                                         77,066
Merck & Co., Inc.                                All      1,145,000
                                                 All                                        359,600
Oracle Corporation                               All      2,706,100
                                                 All                                        763,500
Pfizer Inc.                                      All      1,607,695
                                                 All                                        452,800
Procter & Gamble Company                         All        849,500
                                                 All                                        245,500
Sun MicroSystems Inc.                            All      3,484,900
                                                 All                                        983,000
Tribune Company                                  All      2,559,100
                                                 All                                        692,900
United Technologies Corporation                  All      1,600,160
                                                 All                                        458,300
Wyeth                                            All      1,093,350
                                                 All                                        249,300


Total



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